Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Administrative and other expenses	$ (6,229,547)	$ (9,117,710)
Depreciation and amortization expenses	(2,504,616)	(1,861,078)
Research and development costs	(3,697,915)	(1,838,149)
Share based compensation	(876,387)	(1,368,001)
Employee benefits expense	(9,594,354)	(8,931,945)
Borrowing costs	(3,114,880)	(1,635,798)
Foreign currency (loss)/gain	(765,724)	1,568,121
Loss on extinguishment of convertible notes	(2,483,120)
Gain on fair value of derivative financial instruments	3,950,129	4,207,340
Other income, net	1,733,505	1,516,193
(Loss)/profit before income tax	(23,582,909)	(17,461,027)
Income tax (expense) benefit	0	0
Loss from continuing operations	(23,582,909)	(17,461,027)
Loss from discontinued operation, net of tax	(1,051,104)	(2,674,520)
Loss for the year	(24,634,013)	(20,135,547)
Other comprehensive income for the year, net of tax
Reclassification adjustment on disposal of foreign operation	(1,087,921)
Foreign exchange differences on translation of foreign operations	807,178	447,931
Total comprehensive loss for the year	$ (24,914,756)	$ (19,687,616)
Basic earnings per share	$ (0.03)	$ (0.03)
Diluted earnings per share	$ (0.03)	$ (0.03)